Schedule of Investments (unaudited)
June 30, 2023
iShares® Factors US Growth Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.6%
Expeditors International of Washington, Inc.	199	$ 24,105
United Parcel Service, Inc., Class B	131	23,482
		47,587
Automobiles — 2.0%
Tesla, Inc.(a)	139	36,386
Beverages — 0.8%
PepsiCo, Inc.	80	14,818
Biotechnology — 2.0%
AbbVie, Inc.	151	20,344
Amgen, Inc.	7	1,554
Vertex Pharmaceuticals, Inc.(a)	42	14,780
		36,678
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	584	76,130
eBay, Inc.	118	5,274
		81,404
Building Products — 0.0%
Trex Co., Inc.(a)	10	656
Capital Markets — 2.4%
Ameriprise Financial, Inc.	62	20,594
MSCI, Inc., Class A	51	23,934
		44,528
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	106	17,178
Consumer Staples Distribution & Retail — 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	327	20,604
Costco Wholesale Corp.	59	31,765
		52,369
Containers & Packaging — 0.1%
Graphic Packaging Holding Co.	97	2,331
Diversified Consumer Services — 0.5%
H&R Block, Inc.	301	9,593
Electronic Equipment, Instruments & Components — 0.7%
Jabil, Inc.	105	11,333
Keysight Technologies, Inc.(a)	1	167
Vontier Corp.	48	1,546
		13,046
Food Products — 1.6%
Hershey Co.	118	29,464
Health Care Providers & Services — 3.3%
Chemed Corp.	25	13,542
DaVita, Inc.(a)	57	5,727
HCA Healthcare, Inc.	40	12,139
McKesson Corp.	51	21,793
Molina Healthcare, Inc.(a)	23	6,928
UnitedHealth Group, Inc.	1	481
		60,610
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	81	10,381
Domino’s Pizza, Inc.	41	13,816
McDonald’s Corp.	21	6,267
Yum! Brands, Inc.	48	6,650
		37,114
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 1.0%
Vistra Corp.	703	$ 18,454
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A(a)	186	22,264
Alphabet, Inc., Class C, NVS(a)	141	17,057
		39,321
IT Services — 1.4%
Accenture PLC, Class A	10	3,086
Gartner, Inc.(a)	13	4,554
MongoDB, Inc.(a)	13	5,343
VeriSign, Inc.(a)	52	11,750
		24,733
Life Sciences Tools & Services — 0.9%
Maravai LifeSciences Holdings, Inc., Class A(a)	90	1,119
Mettler-Toledo International, Inc.(a)	11	14,428
		15,547
Machinery — 1.2%
Allison Transmission Holdings, Inc.	290	16,373
Otis Worldwide Corp.	65	5,786
		22,159
Pharmaceuticals — 4.0%
Eli Lilly & Co.	78	36,580
Merck & Co., Inc.	323	37,271
		73,851
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp., Class A	270	30,132
FTI Consulting, Inc.(a)	1	190
Paychex, Inc.	11	1,231
		31,553
Semiconductors & Semiconductor Equipment — 11.3%
Allegro MicroSystems, Inc.(a)	266	12,007
Applied Materials, Inc.	3	434
Broadcom, Inc.	45	39,034
KLA Corp.	32	15,521
Lam Research Corp.	9	5,786
Lattice Semiconductor Corp.(a)	77	7,397
NVIDIA Corp.	214	90,526
QUALCOMM, Inc.	278	33,093
Teradyne, Inc.	9	1,002
Texas Instruments, Inc.	11	1,980
		206,780
Software — 22.9%
Adobe, Inc.(a)	13	6,357
Atlassian Corp., Class A(a)	156	26,178
Cadence Design Systems, Inc.(a)	95	22,280
Crowdstrike Holdings, Inc., Class A(a)(b)	106	15,568
Dropbox, Inc., Class A(a)	131	3,494
Fair Isaac Corp.(a)	39	31,559
Fortinet, Inc.(a)	276	20,863
HubSpot, Inc.(a)	15	7,981
Manhattan Associates, Inc.(a)	128	25,585
Microsoft Corp.	626	213,178
Nutanix, Inc., Class A(a)	259	7,265
Oracle Corp.	8	953
Palo Alto Networks, Inc.(a)	34	8,687
Smartsheet, Inc., Class A(a)	231	8,838
Synopsys, Inc.(a)	25	10,885
Teradata Corp.(a)	107	5,715
Zscaler, Inc.(a)	43	6,291
		421,677

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Factors US Growth Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 5.1%
AutoZone, Inc.(a)	6	$ 14,960
Best Buy Co., Inc.	159	13,030
Lowe’s Cos., Inc.	60	13,542
O’Reilly Automotive, Inc.(a)	5	4,777
Tractor Supply Co.	1	221
Ulta Beauty, Inc.(a)	2	941
Victoria’s Secret & Co.(a)(b)	566	9,865
Wayfair, Inc., Class A(a)	74	4,811
Williams-Sonoma, Inc.	244	30,534
		92,681
Technology Hardware, Storage & Peripherals — 17.5%
Apple Inc.	1,495	289,985
HP, Inc.	579	17,781
NetApp, Inc.	169	12,912
		320,678
Textiles, Apparel & Luxury Goods — 1.6%
Deckers Outdoor Corp.(a)	45	23,745
Lululemon Athletica, Inc.(a)	8	3,028
Tapestry, Inc.	79	3,381
		30,154
Trading Companies & Distributors — 2.9%
Watsco, Inc.	36	13,733
WW Grainger, Inc.	50	39,429
		53,162
Total Long-Term Investments — 99.8% (Cost: $1,772,102)		1,834,512
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	24,079	$ 24,084
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	2,653	2,653
Total Short-Term Securities — 1.5% (Cost: $26,737)		26,737
Total Investments — 101.3% (Cost: $1,798,839)		1,861,249
Liabilities in Excess of Other Assets — (1.3)%		(23,281)
Net Assets — 100.0%		$ 1,837,968
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,703	$ 22,383 (a)	$ —	$ (2)	$ —	$ 24,084	24,079	$ 57(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,256	1,397(a)	—	—	—	2,653	2,653	107	—
				$ (2)	$ —	$ 26,737		$ 164	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Factors US Growth Style ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,834,512	$ —	$ —	$ 1,834,512
Short-Term Securities
Money Market Funds	26,737	—	—	26,737
	$ 1,861,249	$ —	$ —	$ 1,861,249
Portfolio Abbreviation
NVS	Non-Voting Shares
3